Description of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	Description of Business

Nightfood Holdings, Inc. (the “Company”) is a Nevada Corporation organized October 16, 2013 to acquire all of the issued and outstanding shares of Nightfood, Inc., a New York Corporation from its sole shareholder, Sean Folkson.  All of its operations are conducted by its two subsidiaries: Nightfood, Inc. (“Nightfood”) and MJ Munchies, Inc. (“Munchies”). Nightfood’s business model is to manufacture and distribute snack products specifically formulated for nighttime snacking to help consumers satisfy nighttime cravings in a better, healthier, more sleep friendly way. Management believes Nightfood is the first brand to achieve mainstream distribution of snacks focused on better sleep, and expects the category of “sleep-friendly” snacking to become an important segment of the total snacking market in coming years. Munchies has acquired a portfolio of intellectual property around the brand name Half-Baked, and intends to license said IP to operators in the cannabis edibles space and other related spaces.

●	The Company’s fiscal year end is June 30.

●	The Company currently maintains its corporate address in Tarrytown, New York.

1.	Description of Business	Nightfood Holdings, Inc. (the "Company") is a Nevada Corporation organized October 16, 2013 to acquire all of the issued and outstanding shares of Nightfood, Inc., a New York Corporation from its sole shareholder, Sean Folkson. All of its operations are conducted by its two subsidiaries: Nightfood, Inc. ("Nightfood") and MJ Munchies, Inc.( "Munchies"). Nightfood's business model is to manufacture and distribute ice cream specifically formulated for nighttime snacking to help consumers satisfy nighttime cravings in a better, healthier, more sleep friendly way. Munchies has acquired a portfolio of intellectual property around the brand name Half-Baked, and is seeking to license such property to operating partners in the CBD and marijuana space.

●	The Company's fiscal year end is June 30.

●	The Company currently maintains its corporate address in Tarrytown, New York.